Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Fona, Inc.
Entity Central Index Key	0000884363
Document Type	S-4
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company